NOTE 6. - DERIVATIVE LIABILITY (Details) (USD $)	Jun. 12, 2013	Apr. 30, 2013	Apr. 19, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Convertible Notes Payable	$ 335,000	$ 53,000	$ 53,000